Related Party Balances and Transactions - Additional Information (Details)							12 Months Ended
	Apr. 06, 2022 USD ($)	Apr. 06, 2022 CNY (¥)	Jul. 13, 2021 USD ($)	Jul. 13, 2021 CNY (¥) USD ($)	Jul. 06, 2020 USD ($)	Jul. 06, 2020 CNY (¥) USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2021 CNY (¥)	Jul. 29, 2021 USD ($)	Jul. 29, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction [Line Items]
Due to Related Parties, Current							$ 1,847,421	$ 2,019,087
Due from related parties, current							10,354,051
Proceeds from related party							$ (10,428,196)	98,474	$ (378,833)
Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired							70.00%
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman previous and CEO of the Company until December 6, 2019
Related Party Transaction [Line Items]
Due to Related Parties, Current							$ 806,556	1,058,188
Mr.Hengwei Chen
Related Party Transaction [Line Items]
Due to Related Parties, Current							$ 902,141	881,442
Mr.Hengwei Chen | Shangchi Automobile [Member]
Related Party Transaction [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares							2,500,000
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates
Related Party Transaction [Line Items]
Due to Related Parties, Current							$ 138,724	79,457
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates | Advances to Company [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current							138,724	79,457
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates | LJC
Related Party Transaction [Line Items]
Advance paid to purchase bamboo charcoal materials								3,089,690						¥ 20,154,532
Received materials, amount								1,556,690						10,154,532
Remaining advance return amount								$ 1,533,000						¥ 10,000,000
Forasen Food | Tantech Bamboo [Member]
Related Party Transaction [Line Items]
Production facilities square meters					1,914	1,914
Term of Rent					10 years	10 years
Monthly rent expense					$ 5,900	¥ 38,280
Rent Income							68,540
Nongmi Food | Tantech Bamboo [Member]
Related Party Transaction [Line Items]
Production facilities square meters			1,180	1,180
Term of Rent			10 years	10 years
Monthly rent expense			$ 2,400
Rent Income				¥ 15,338			13,086
Nongmi Biotechnology | Tantech Bamboo [Member]
Related Party Transaction [Line Items]
Production facilities square meters			1,914	1,914
Term of Rent			10 years	10 years
Monthly rent expense			$ 5,900	¥ 38,280
Rent Income							$ 36,332
Xigema Holding Hangzhou Co Ltd
Related Party Transaction [Line Items]
Disposal of fixed asset to related party												$ 800,000	¥ 4,923,564
Entrusted Bank Account under Mr. Zhengyu Wang, Chairman and previous CEO
Related Party Transaction [Line Items]
Due from related parties, current										$ 10,354,051	¥ 65,991,404
Proceeds from related party	$ 10,354,051	¥ 65,991,404
Related party interest income	$ 144,851	¥ 923,079